Portfolio of Investments
Columbia Select Mid Cap Value Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 5.3%
Entertainment 3.1%
Live Nation Entertainment, Inc.(a)	328,171	34,999,437
Take-Two Interactive Software, Inc.(a)	270,000	44,787,600
Total		79,787,037
Media 2.2%
Nexstar Media Group, Inc., Class A	391,808	58,575,296
Total Communication Services		138,362,333
Consumer Discretionary 12.3%
Hotels, Restaurants & Leisure 1.9%
Hyatt Hotels Corp., Class A(a)	642,809	50,634,065
Household Durables 2.3%
D.R. Horton, Inc.	601,418	58,758,539
Multiline Retail 2.3%
Dollar Tree, Inc.(a)	457,172	61,183,329
Specialty Retail 4.2%
Burlington Stores, Inc.(a)	144,382	42,322,695
O’Reilly Automotive, Inc.(a)	107,661	68,704,944
Total		111,027,639
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings Ltd.(a)	724,091	42,880,669
Total Consumer Discretionary		324,484,241
Consumer Staples 3.2%
Food & Staples Retailing 1.6%
U.S. Foods Holding Corp.(a)	1,315,533	41,334,047
Food Products 1.6%
Tyson Foods, Inc., Class A	522,306	41,241,282
Total Consumer Staples		82,575,329
Energy 5.3%
Oil, Gas & Consumable Fuels 5.3%
Devon Energy Corp.	1,906,328	80,180,156
Marathon Petroleum Corp.	988,789	60,167,810
Total		140,347,966
Total Energy		140,347,966
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 15.8%
Banks 7.2%
Popular, Inc.	806,807	62,785,721
Regions Financial Corp.	2,614,579	59,481,672
SVB Financial Group(a)	98,126	67,935,573
Total		190,202,966
Consumer Finance 2.2%
Discover Financial Services	540,280	58,269,198
Diversified Financial Services 1.0%
Voya Financial, Inc.	424,299	26,365,940
Insurance 5.4%
Hanover Insurance Group, Inc. (The)	392,725	47,814,269
Lincoln National Corp.	867,362	57,532,121
Reinsurance Group of America, Inc.	380,039	36,069,502
Total		141,415,892
Total Financials		416,253,996
Health Care 9.0%
Health Care Equipment & Supplies 1.6%
Zimmer Biomet Holdings, Inc.	356,117	42,591,593
Health Care Providers & Services 3.8%
Centene Corp.(a)	667,509	47,666,818
Quest Diagnostics, Inc.	355,714	52,887,557
Total		100,554,375
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc.	309,595	46,717,886
Syneos Health, Inc.(a)	484,000	47,025,440
Total		93,743,326
Total Health Care		236,889,294
Industrials 15.0%
Airlines 1.6%
Southwest Airlines Co.(a)	921,256	40,903,767
Building Products 2.9%
Trane Technologies PLC	416,362	77,713,967
Columbia Select Mid Cap Value Fund | Third Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 3.4%
AMETEK, Inc.	559,507	76,372,705
Bloom Energy Corp., Class A(a)	474,643	13,043,190
Total		89,415,895
Machinery 5.4%
Ingersoll Rand, Inc.	1,268,570	74,008,374
ITT, Inc.	713,111	67,446,038
Total		141,454,412
Professional Services 1.7%
CACI International, Inc., Class A(a)	170,746	44,296,635
Total Industrials		393,784,676
Information Technology 10.5%
Communications Equipment 2.3%
Motorola Solutions, Inc.	237,766	60,197,596
Electronic Equipment, Instruments & Components 2.2%
Corning, Inc.	1,528,311	56,685,055
Semiconductors & Semiconductor Equipment 6.0%
GlobalFoundries, Inc.(a)	376,224	26,049,750
Marvell Technology, Inc.	726,418	51,699,169
ON Semiconductor Corp.(a)	713,650	43,839,519
Teradyne, Inc.	243,861	37,279,031
Total		158,867,469
Total Information Technology		275,750,120
Materials 6.7%
Chemicals 4.3%
Chemours Co. LLC (The)	1,302,000	38,669,400
Eastman Chemical Co.	253,462	26,433,552
FMC Corp.	474,686	47,558,790
Total		112,661,742
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.4%
Allegheny Technologies, Inc.(a)	1,719,808	24,490,066
Freeport-McMoRan, Inc.	1,074,997	39,860,889
Total		64,350,955
Total Materials		177,012,697
Real Estate 9.1%
Equity Real Estate Investment Trusts (REITS) 9.1%
First Industrial Realty Trust, Inc.	1,245,819	75,259,926
Gaming and Leisure Properties, Inc.	986,569	44,513,993
Simon Property Group, Inc.	345,000	52,729,800
Welltower, Inc.	843,721	67,177,066
Total		239,680,785
Total Real Estate		239,680,785
Utilities 4.8%
Independent Power and Renewable Electricity Producers 2.0%
AES Corp. (The)	2,306,590	53,928,074
Multi-Utilities 2.8%
Ameren Corp.	892,909	72,852,445
Total Utilities		126,780,519
Total Common Stocks (Cost $1,716,477,495)		2,551,921,956

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	75,570,703	75,563,146
Total Money Market Funds (Cost $75,561,444)		75,563,146
Total Investments in Securities (Cost: $1,792,038,939)		2,627,485,102
Other Assets & Liabilities, Net		2,322,561
Net Assets		2,629,807,663

2	Columbia Select Mid Cap Value Fund | Third Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Select Mid Cap Value Fund, November 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	16,809,145	317,536,093	(258,782,092)	—	75,563,146	—	26,550	75,570,703
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Mid Cap Value Fund | Third Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT197_02_M01_(01/22)